Accounts Receivable	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Accounts Receivable
11.	ACCOUNTS RECEIVABLE

		December 31,
	Notes	2018	2019
		HK$	HK$
Receivable from investment banking services	(i)	134,855,898	66,740,188
Receivable from brokers and clearing house	(ii)	10,813,497	261,329,847
Clients’ receivables	(ii)	12,848,608	18,309,539
Margin loan receivable	(iii)	2,575,051	—

		161,093,054	346,379,574

Notes:

(i)
The normal settlement terms of receivables from investment banking services are specific terms mutually agreed between the contracting parties. Receivable from investing banking services is non-interest
bearing.

As at December 31, 2018, the Group’s receivable from investment banking services of HK$70,875,980 are due from fellow subsidiaries, which are repayable on similar credit terms to those offered to the major customers of the Group. There is no amount due from the immediate holding company as at December 31, 19. (Note
26
(b)(ii)).
(ii)
The normal settlement terms of clients’ receivables and receivable from brokers and clearing houses arising from asset management services are 2 days after trade date or at specific terms agreed with brokers and clearing houses. Overdue clients’ receivable is interest-bearing. As at December 31, 2019, the Group’s clients’ receivables of HK$2,142,145 which are due from fellow subsidiaries, which are repayable on similar credit terms to those offered to the major customers of the Group. The Group did not have any clients’ receivables due from fellow subsidiaries as at December 31, 2018.

(iii)	As at December 31, 2018, the Group had collateral of listed shares with fair value amounted to HK$3,808,116 in margin financing business. Margin loan receivable is interest-bearing.
The Group seeks to maintain strict control over its outstanding receivables and has a credit control team to minimize credit risk. Overdue balances are reviewed regularly by senior management. Except for the margin loan receivable, the Group does not hold any collateral over its accounts receivable.
An aging analysis of the accounts receivable as at the end of the reporting periods, based on the due
date, net of loss allowance is as follows:

	December 31,
	2018	2019
	HK$	HK$
Not yet due	95,469,641	294,541,514
Past due
Within 1 month	732,497	41,032,006
1 to 3 months	840,942	5,232,320
Over 3 months	64,049,974	5,573,734

	161,093,054	346,379,574

As at December
31,
2018 and 2019, accounts receivable was due from a number of reputable corporate clients, brokers and individual clients.

Margin loan receivable are assessed for impairment under stage 1 of general approach. Where applicable, an impairment analysis is performed at each reporting date by considering the probability of default of comparable companies with published credit ratings. Their recoverability was assessed with reference to the credit status of the debtors. The expected credit losses as at December 31, 2018 are considered to be minimal and no loss allowance of margin loan receivable was provided.
An impairment analysis of clients’ receivables, receivable from brokers and clearing house, and receivable from investment banking services is performed at each reporting date using probability of default approach to measure expected credit losses. The probability of default and loss given default are estimated based on the Group’s assessment on credit ratings of the accounts receivable and historical loss experience.

The notion or categorization of credit risk rating is for internal risk management purposes and is not equivalent to the similar terms applied by other credit rating agencies.

The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.
As at December 31, 2018, the probability of default was ranged from 0.13% to 0.80% and the loss given default was estimated to be 45%. As at December 31, 2019, the probability of default was ranged from 0.14% to 18.24% and the loss given default was estimated to be 45%.

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As at December 31, 2018
Expected credit loss rate	0.13%	—	0.30%	0.49%	0.80%	—	—
Gross carrying amount (HK$‘000)	668	—	72,535	83,454	1,861	—	158,518

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As at December 31, 2019
Expected credit loss rate	—	0.14%	0.17%	0.33%	0.59%	18.24%	—
Gross carrying amount (HK$‘000)	—	141,440	64,914	136,928	1,826	1,272	346,380
The expected credit losses as at December
31
,

2
018 and 2019 were immaterial and no loss allowance for account
s
receivable was provided.